UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

791 Town & Country Blvd.

Houston, TX 77024-3925

(Address of principal executive offices) (Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-345-1898

Date of fiscal year end: 10/31

Date of reporting period: 1/31/16

Item 1. Schedule of Investments.

Commonwealth Australia/New Zealand Fund

Schedule of Investments (Unaudited)

January 31, 2016

Shares		Fair Value
Common Stocks — 98.6%
Australia — 19.7%
CONSUMER FINANCE — 1.2%
95,000	FlexiGroup Ltd.	$191,373

ELECTRIC UTILITIES — 0.2%
34,334	ERM Power Ltd.	35,592

HEALTH CARE EQUIPMENT — 1.7%
4,000	Cochlear Ltd.	268,171

HEALTH CARE SERVICES — 2.3%
26,913	Sonic Healthcare Ltd.	354,899

HYPERMARKETS AND SUPER CENTERS — 2.4%
12,732	Wesfarmers Ltd.	384,265

MULTI-UTILITIES AND UNREGULATED POWER — 3.1%
37,002	AGL Energy Ltd.	493,598

OIL & GAS EXPLORATION & PRODUCTION — 1.1%
8,518	Woodside Petroleum Ltd.	171,721

PROPERTY & CASUALTY INSURANCE — 3.6%

42,198	Insurance Australia Group Ltd.	159,650

51,441	QBE Insurance Group Ltd.	402,504

		562,154

RAILROADS — 3.8%

93,333	Asciano Ltd.	591,858

SPECIALIZED CONSUMER SERVICES — 0.1%

21,001	Slater & Gordon Ltd.	9,113

TRADING COMPANIES & DISTRIBUTORS — 0.2%

5,508	Silver Chef Ltd.	33,865

		3,096,609

New Zealand — 78.9%
AIR FREIGHT & LOGISTICS — 7.0%
173,540	Freightways Ltd.	715,646
40,000	Mainfreight Ltd.	386,529

		1,102,175

AIRPORT SERVICES — 0.8%
50,000	Airwork Holdings Ltd.	134,368

APPLICATION SOFTWARE — 0.7%
30,000	Diligent Corp. *	116,698

BIOTECHNOLOGY — 0.4%
200,000	Pacific Edge Ltd. *	58,432

CABLE & SATELLITE — 3.0%
159,745	SKY Network Television Ltd.	474,548

COAL & CONSUMABLE FUELS — 0.0%
1,145,295	Piker River Coal Ltd. * (1)	—

COMPUTER & ELECTRONICS RETAIL — 1.7%
749,688	Smiths City Group Ltd.	262,617

EDUCATION SERVICES — 0.6%
154,242	Evolve Education Group Ltd.	101,230

ELECTRIC UTILITIES — 2.8%
220,777	Infratil Ltd.	444,048

ELECTRONIC EQUIPMENT MANUFACTURERS — 1.1%
378,802	ikeGPS Group Ltd. *	167,777

HEALTH CARE DISTRIBUTORS — 2.0%
36,490	EBOS Group Ltd.	318,984

HEALTH CARE FACILITIES — 9.2%
174,783	Metlifecare Ltd.	501,335
180,000	Ryman Healthcare Ltd.	939,797

		1,441,132

HEALTH CARE REIT — 2.5%
312,383	Vital Healthcare Property Trust	386,984

HEALTH CARE SERVICES — 1.9%
65,404	Abano Healthcare Group Ltd.	298,909

HOME FURNISHING RETAIL — 2.2%
183,520	Briscoe Group Ltd.	338,932

INDUSTRIAL CONGLOMERATES — 1.0%
90,000	Hellaby Holdings Ltd.	160,840

INDUSTRIAL MACHINERY — 3.2%
541,459	Scott Technology Ltd.	511,248

MARINE PORTS & SERVICES — 21.1%
81,425	Marsden Maritime Holdings Ltd.	153,880
20,000	Port of Tauranga Ltd.	242,417
1,027,930	South Port New Zealand Ltd.	2,917,389

		3,313,686

OIL & GAS EXPLORATION & PRODUCTION — 1.5%
889,387	New Zealand Oil & Gas Ltd.	240,361

OIL & GAS REFINING, MARKETING & TRANSPORTATION — 6.7%
435,157	New Zealand Refining Co., Ltd.	1,046,883

REINSURANCE — 1.0%
105,000	CBL Corp. Ltd. *	161,847

SPECIALIZED CONSUMER SERVICES — 0.6%
11,201,593	Bethunes Investments Ltd. *(2)	90,683

SPECIALIZED FINANCE — 5.0%
978,738	Heartland New Zealand Ltd.	787,265

SPECIALTY STORES — 1.3%
200,000	Kathmandu Holdings Ltd.	197,794

STEEL — 0.4%
50,000	Steel & Tube Holdings Ltd.	69,509

WIRELESS TELECOMMUNICATION SERVICES — 1.2%
415,473	TeamTalk Ltd.	183,032

		12,409,982

Total Common Stocks (Cost $13,981,319)		15,506,591

See accompanying notes to schedules of investments.

Corporate Bonds — 3.3%
New Zealand — 3.3%
BANKS — 3.3%

Principal
900,000	Credit Agricole SA, 5.04%, 12/29/49 (3) (4) (5)	516,434

Total Corporate Bonds (Cost $469,570)		516,434

Total Investments (Cost $14,450,889) — 101.9%		16,023,025

Liabilities in Excess of Other Assets — (1.9)%		(302,229)

Net Assets — 100.0%		$15,720,796

*	Non-income producing security.
(1)	Security is being fair valued in accordance with the Trust’s fair valuation policies.
(2)	Affiliated Investment. See Notes to Schedules of Investments.
(3)	Callable.
(4)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect at January 31, 2016.
(5)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to schedules of investments.

Africa fund

Schedule of Investments (Unaudited)

January 31, 2016

Shares		Fair Value
Common Stocks — 61.4%
Egypt — 1.3%
WIRELESS TELECOMMUNICATION SERVICES — 1.3%
20,000	Global Telecom Holding SAE GDR *	$22,600

Guernsey — 0.1%
AGRICULTURAL PRODUCTS — 0.1%
210,000	Agriterra Ltd. *	1,391

South Africa — 57.8%
AGRICULTURAL PRODUCTS — 1.5%
8,000	Crookes Brothers Ltd.	26,223

ASSET MANAGEMENT & CUSTODY BANKS — 1.4%
6,500	Coronation Fund Managers Ltd.	25,062

AUTOMOTIVE RETAIL — 0.7%
15,000	Combined Motor Holdings Ltd.	13,281

CABLE & SATELLITE — 2.9%
400	Naspers Ltd. N Shares	50,556

COAL & CONSUMABLE FUELS — 0.4%
2,000	Exxaro Resources Ltd.	7,741

CONSTRUCTION & ENGINEERING — 1.4%
9,000	Murray & Roberts Holdings Ltd.	4,497
3,000	Wilson Bayly Holmes-Ovcon Ltd.	20,320

		24,817

DISTRIBUTORS — 0.5%
1,200	Imperial Holdings Ltd. ADR	9,194

DIVERSIFIED BANKS — 8.9%
2,850	Capitec Bank Holdings Ltd.	86,812
3,000	Nedbank Group Ltd.	35,644
4,800	Standard Bank Group Ltd. ADR	34,416

		156,872

FOOD RETAIL — 1.9%
3,600	Shoprite Holdings Ltd. ADR	33,674

GOLD — 1.4%
1,000	AngloGold Ashanti Ltd. ADR *	8,480
5,000	Gold Fields Ltd. ADR	17,000

		25,480

HEALTH CARE FACILITIES — 2.5%
5,700	Mediclinic International Ltd.	43,349

INDUSTRIAL CONGLOMERATES — 2.8%
2,167	Bidvest Group Ltd.	50,050

INDUSTRIAL MACHINERY — 1.0%
11,000	Howden Africa Holdings Ltd. *	17,008

INTEGRATED OIL & GAS — 2.4%
1,600	Sasol Ltd. ADR	41,600

LIFE & HEALTH INSURANCE — 6.9%
50,000	Clientele Ltd.	48,186

9,000	Discovery Ltd.	73,383

		121,569

MARINE — 1.2%
35,000	Grindrod Ltd.	21,872

OTHER DIVERSIFIED FINANCIAL SERVICES — 9.1%
18,666	African Bank Investments Ltd. * (1)	—

14,300	FirstRand Ltd.	40,573

10,400	PSG Group Ltd.	119,731

		160,304

PACKAGED FOODS & MEATS — 4.0%
4,000	Astral Foods Ltd.	24,647
27,559	RCL Foods Ltd.	21,234
30,000	Sovereign Food Investments Ltd.	12,091
700	Tiger Brands Ltd.	12,863

		70,835

PRECIOUS METALS & MINERALS — 0.7%
800	Anglo American Platinum Ltd. *	11,757

SYSTEMS SOFTWARE — 0.3%
103,000	ISA Holdings Ltd.	4,930

TECHNOLOGY DISTRIBUTORS — 0.8%
20,700	Pinnacle Holdings Ltd. *	13,370

TRADING COMPANIES & DISTRIBUTORS — 1.9%
4,300	Barloworld Ltd.	19,269
25,000	Eqstra Holdings Ltd. *	3,873
4,000	Invicta Holdings Ltd.	10,221

		33,363

TRUCKING — 0.3%
30,000	Value Group Ltd.	5,129

WIRELESS TELECOMMUNICATION SERVICES — 2.9%
2,600	MTN Group Ltd. ADR	23,062
3,000	Vodacom Group Ltd.	27,528

		50,590

		1,018,626

United Kingdom — 2.2%
BREWERS — 1.7%
500	SABMiller PLC ADR	29,830

OIL & GAS EXPLORATION & PRODUCTION — 0.5%
7,000	Tullow Oil PLC ADR *	8,470

		38,300

Total Common Stocks (Cost $1,695,350)		1,080,917

Exchange-Traded Funds — 23.7%
12,700	Global X MSCI Nigeria ETF	76,835
3,700	iShares MSCI South Africa Index Fund	169,571
10,340	Market Vectors Africa Index ETF ETF	172,161

		418,567

See accompanying notes to schedules of investments.

Total Exchange-Traded Funds (Cost $697,827)		418,567

Sovereign Bonds — 0.7%
South Africa — 0.7%

Principal
200,000	South Africa Government Bond, 8.00%, 12/21/18 (2)	12,451

Total Sovereign Bonds (Cost $26,353)		12,451

Short-Term Investments — 13.1%

Shares
230,508	Federated Government Obligations Fund, 0.17% (3)	230,508

Total Short-Term Investments (Cost $230,508)		230,508

Total Investments (Cost $2,650,038) — 98.9%		1,742,443

Other Assets in Excess of Liabilities — 1.1%		18,905

Net Assets — 100.0%		$1,761,348

*	Non-income producing security.
(1)	Security is being fair valued in accordance with the Trust’s fair valuation policies.
(2)	Principal amount shown in South African Rand; value shown in U.S. Dollars.
(3)	Rate disclosed is the seven day yield as of January 31, 2016.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depository Receipt

PLC — Public Limited Company

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to schedules of investments.

Commonwealth Japan Fund

Schedule of Investments (Unaudited)

January 31, 2016

Shares		Fair Value
Common Stocks — 94.6%
Japan — 94.6%
AIR FREIGHT & LOGISTICS — 4.5%
4,000	Kintetsu World Express, Inc.	$65,483
7,000	Yamato Holdings Co., Ltd.	153,684

		219,167

AUTO PARTS & EQUIPMENT — 2.9%
6,000	NGK Spark Plug Co., Ltd.	141,753

BREWERS — 2.1%
7,000	Kirin Holdings Co., Ltd.	99,403

CONSTRUCTION & ENGINEERING — 5.7%
33,000	Kajima Corp.	186,664
6,000	Taihei Dengyo Kaisha Ltd.	62,523
6,000	Takada Corp.	25,904

		275,091

DISTRIBUTORS — 0.9%
5,200	Yamae Hisano Co., Ltd.	41,240

DIVERSIFIED BANKS — 1.1%
30,000	Mizuho Financial Group, Inc.	51,904

DIVERSIFIED REAL ESTATE ACTIVITIES — 3.8%
3,000	Mitsui Fudosan Co., Ltd.	70,620
4,000	Sumitomo Realty & Development Co., Ltd.	112,124

		182,744

DRUG RETAIL — 2.7%
2,500	Sugi Holdings Co., Ltd.	129,619

ELECTRIC UTILITIES — 1.8%
7,000	Tohoku Electric Power Co., Inc.	87,905

ELECTRONIC COMPONENTS — 1.6%
3,000	Hamamatsu Photonics K.K.	74,542

FOOD RETAIL — 0.9%
3,000	Maxvalu Kyushu Co., Ltd.	45,308

HEALTH CARE EQUIPMENT — 3.3%
5,000	Terumo Corp.	158,971

HEALTH CARE SUPPLIES — 14.7%
12,000	Asahi Intecc Co., Ltd.	553,009
4,000	Hoya Corp.	154,403

		707,412

HOUSEHOLD PRODUCTS — 2.4%
6,000	Unicharm Corp.	117,114

INDUSTRIAL MACHINERY — 5.0%
700	FANUC Corp.	93,719
28,000	Meidensha Corp.	108,568
5,000	Torishima Pump Manufacturing Co., Ltd.	38,056

		240,343

IT CONSULTING & OTHER SERVICES — 2.5%
5,000	INES Corp.	48,195
1,500	Otsuka Corp.	74,410

		122,605

LEISURE PRODUCTS — 4.2%
2,000	Sankyo Co., Ltd.	76,485
800	Shimano, Inc.	127,615

		204,100

LIFE & HEALTH INSURANCE — 4.6%
11,000	Dai-ichi Life Insurance Co., Ltd.	152,033
6,000	T&D Holdings, Inc.	68,654

		220,687

MARINE — 1.9%
30,000	Kawasaki Kisen Kaisha Ltd.	53,855
18,000	Mitsui Osk Lines Ltd.	35,664

		89,519

RAILROADS — 14.4%
1,500	East Japan Railway Co.	137,871
22,000	Hankyu Hanshin Holdings, Inc.	137,243
13,000	Keikyu Corp.	107,731
18,000	Keio Corp.	159,965
10,000	Nishi-Nippon Railroad Co., Ltd.	62,525
18,000	Tobu Railway Co., Ltd.	87,788

		693,123

REGIONAL BANKS — 0.9%
20,000	Nishi-Nippon City Bank Ltd.	44,847

RETAIL REITS — 2.4%
70	Fukuoka REIT Corp.	114,420

SOFT DRINKS — 1.8%
4,000	Coca-Cola West Co., Ltd.	88,246

SPECIALIZED FINANCE — 1.0%
13,000	Kyushu Leasing Service Co., Ltd.	47,654

SPECIALTY CHEMICALS — 0.9%
3,000	JSR Corp.	43,565

TIRES & RUBBER — 2.6%
10,000	Sumitomo Rubber Industries Ltd.	126,913

TRADING COMPANIES & DISTRIBUTORS — 1.6%
16,000	Marubeni Corp.	76,523

TRUCKING — 2.4%
3,600	Daiichi Koutsu Sangyo Co., Ltd.	45,726
15,000	Nippon Express Co., Ltd.	70,261

		115,987

Total Common Stocks (Cost $2,859,301)		4,560,705

Short-Term Investments — 0.0%
222	Federated Government Obligations Fund, 0.17% (1)	222

Total Short-Term Investments (Cost $222)		222

Total Investments (Cost $2,859,523) — 94.6%		4,560,927

Other Assets in Excess of Liabilities — 5.4%		260,276

Net Assets — 100.0%		$4,821,203

(1)	Rate disclosed is the seven day yield as of January 31, 2016.

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to schedules of investments.

Commonwealth Global Fund

Schedule of Investments (Unaudited)

January 31, 2016

Shares		Fair Value
Common Stocks — 92.7%
Bermuda — 1.4%
REINSURANCE — 1.4%
15,000	Maiden Holdings Ltd.	$192,000

Chile — 2.2%
BREWERS — 2.2%
14,401	Cia Cervecerias Unidas SA ADR	310,918

France — 1.8%
DIVERSIFIED CHEMICALS — 1.8%
4,130	Arkema SA ADR	256,015

Germany — 2.1%
INDUSTRIAL CONGLOMERATES — 2.1%
3,000	Siemens AG ADR	287,760

India — 1.7%
DIVERSIFIED BANKS — 1.7%
4,000	HDFC Bank Ltd. ADR	241,320

Israel — 2.4%
APPLICATION SOFTWARE — 2.4%
5,500	NICE-Systems Ltd. ADR	332,915

Japan — 5.6%
AUTOMOBILE MANUFACTURERS — 1.0%
1,200	Toyota Motor Corp. ADR	144,036

ELECTRICAL COMPONENTS & EQUIPMENT — 2.5%
20,000	Nidec Corp. ADR	341,200

TIRES & RUBBER — 2.1%
16,000	Bridgestone Corp.	292,000

		777,236

Mexico — 2.9%
BROADCASTING & CABLE TV — 2.9%
15,000	Grupo Televisa SA ADR	397,200

Norway — 2.3%
MULTI-LINE INSURANCE — 2.3%
20,000	Gjensidige Forsikring ASA ADR	315,548

Republic of South Korea — 1.8%
WIRELESS TELECOMMUNICATION SERVICES — 1.8%
12,500	SK Telecom Co., Ltd. ADR	246,375

Singapore — 1.5%
DIVERSIFIED BANKS — 1.5%
5,146	DBS Group Holdings Ltd. ADR	203,884

South Africa — 1.6%
FOOD RETAIL — 1.6%
24,000	Shoprite Holdings Ltd. ADR	224,496

Switzerland — 5.8%
PACKAGED FOODS & MEATS — 3.0%
5,750	Nestle SA ADR	424,005

PHARMACEUTICALS — 2.8%
12,000	Roche Holding AG ADR	389,040

		813,045

United Kingdom — 18.6%
CABLE & SATELLITE — 1.8%
4,000	Sky PLC ADR	250,520

DISTILLERS & VINTNERS — 2.2%
2,800	Diageo PLC ADR (1)	301,476

HOTELS, RESORTS & CRUISE LINES — 2.1%
8,615	InterContinental Hotels Group PLC ADR	285,501

INDUSTRIAL MACHINERY — 2.6%
7,760	Pentair PLC	365,651

INTEGRATED OIL & GAS — 1.8%
7,883	BP PLC ADR (1)	255,173

LIFE & HEALTH INSURANCE — 2.1%
15,125	Old Mutual PLC ADR	289,492

PACKAGED FOODS & MEATS — 2.9%
9,000	Unilever NV	399,690

PHARMACEUTICALS — 1.0%
3,400	GlaxoSmithKline PLC ADR	140,386

WIRELESS TELECOMMUNICATION SERVICES — 2.1%
9,295	Vodafone Group PLC ADR (1)	299,299

		2,587,188

United States — 41.0%
COMMUNICATIONS EQUIPMENT — 2.1%
30,000	KVH Industries, Inc. *	289,500

CONSTRUCTION & ENGINEERING — 1.4%
7,000	AECOM *	192,080

CONSTRUCTION MACHINERY & HEAVY TRUCKS — 3.4%
5,000	AGCO Corp. (1)	243,850
10,500	Miller Industries, Inc.	225,645

		469,495

DEPARTMENT STORES — 1.1%
22,000	JC Penney Co., Inc. *	159,720

DIVERSIFIED BANKS — 2.2%
6,000	Wells Fargo & Co.	301,380

GAS UTILITIES — 2.6%
7,000	Northwest Natural Gas Co.	363,650

HARDWARE, STORAGE & PERIPHERALS — 1.4%
9,000	NetApp, Inc. (1)	197,370

HEALTH CARE EQUIPMENT — 2.7%
10,000	CONMED Corp.	369,400

HEALTH CARE FACILITIES — 2.5%
5,000	LifePoint Health, Inc. * (1)	348,950

HEALTH CARE SUPPLIES — 3.7%
8,700	DENTSPLY International, Inc.	512,343

See accompanying notes to schedules of investments.

HOUSEHOLD PRODUCTS — 2.1%
3,500	Procter & Gamble Co./The	285,915

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.2%
20,000	Calpine Corp. *	306,200

INTEGRATED TELECOMMUNICATION SERVICES — 1.8%
5,071	Verizon Communications, Inc.	253,398

LIFE SCIENCES TOOLS & SERVICES — 1.0%
1,100	Thermo Fisher Scientific, Inc.	145,266

MULTI-LINE UTILITIES AND UNREGULATED POWER — 2.4%
8,000	Public Service Enterprise Group, Inc.	330,400

PACKAGED FOODS & MEATS — 2.1%
5,800	Cal-Maine Foods, Inc. (1)	292,726

RAILROADS — 2.8%
3,000	Genesee & Wyoming, Inc., Class A * (1)	148,740
3,500	Norfolk Southern Corp.	246,750

		395,490

SPECIALTY STORES — 3.5%
40,000	Big 5 Sporting Goods Corp.	486,800

		5,700,083

Total Common Stocks (Cost $10,563,994)		12,885,983

Preferred Stocks — 4.5%
United States — 4.5%

DIVERSIFIED BANKS — 4.5%
18,000	HSBC USA, Inc., Series F, 3.50% (2)(3)	395,100
10,000	HSBC USA, Inc., Series G, 4.00% (2)(3)	234,400

Total Preferred Stocks (Cost $467,195)		629,500

Exchange-Traded Funds — 2.9%
8,000	iShares MSCI All Country Asia ex Japan ETF	398,000

Total Exchange-Traded Funds (Cost $485,808)		398,000

Call Options Purchased — 0.1%
United States — 0.1%

Contracts
25	Chevron Corp., Strike Price: $100, Expiration 1/20/17*	7,125
60	Haliburton Co., Strike Price: $40, Expiration 1/20/17 *	9,480
150	iShares MSCI Japan ETF, Strike Price: $15, Expiration 1/20/17 *	2,550

Total Call Options Purchased (Cost $54,672)		19,155

Short-Term Investments — 0.2%

Shares
27,299	Federated Government Obligations Fund, 0.17% (4)	27,299

Total Short-Term Investments (Cost $27,299)		27,299

Total Investments (Cost $11,598,968) — 100.4%		13,959,937

Liabilities in Excess of Other Assets — (0.4)%	(51,628)

Net Assets — 100.0%	$13,908,309

*	Non-income producing security.
(1)	Subject to call options written.
(2)	Callable
(3)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2016.
(4)	Rate disclosed is the seven day yield as of January 31, 2016.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

PLC — Public Limited Company

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to schedules of investments.

Commonwealth Real Estate Securities Fund

Schedule of Investments (Unaudited)

January 31, 2016

Shares		Fair Value
Common Stocks — 96.2%
AIRPORT SERVICES — 2.1%
1,300	Grupo Aeroportuario del Sureste SAB de CV ADR	$177,710

BUILDING PRODUCTS — 2.4%
1,700	Lennox International, Inc.	203,694

CONSTRUCTION & ENGINEERING — 2.6%
2,000	Kajima Corp. ADR	111,676
30,000	Stuart Olson, Inc.	115,200

		226,876

CONSTRUCTION MATERIALS — 7.7%
26,605	Cemex SAB de CV ADR *	120,521
3,000	CRH PLC ADR	80,760
25,000	James Hardie Industries PLC ADR	285,750
1,430	Martin Marietta Materials, Inc.	179,579

		666,610

DIVERSIFIED BANKS — 0.9%
21,000	Lloyds Banking Group PLC ADR	80,010

DIVERSIFIED REAL ESTATE ACTIVITIES — 1.1%
11,000	Campus Crest Communities, Inc.	76,120
1,900	Lend Lease Group ADR	17,689

		93,809

DIVERSIFIED REITS — 7.5%
9,000	British Land Co. PLC ADR	98,100
1,207	Vornado Realty Trust	106,771
6,000	Washington Real Estate Investment Trust	151,380
5,000	WP Carey, Inc.	291,250

		647,501

HEALTH CARE REIT — 1.5%
4,207	Care Capital Properties, Inc.	125,958

HOME IMPROVEMENT RETAIL — 2.2%
20,000	Kingfisher PLC ADR	190,000

HOMEBUILDING — 2.9%
12,000	Gafisa SA ADR *	13,920
5,000	MDC Holdings, Inc.	108,800
4,500	Toll Brothers, Inc. *	124,290

		247,010

HOTELS, RESORTS & CRUISE LINES — 7.3%
5,414	InterContinental Hotels Group PLC ADR	179,420
5,035	Marriott International, Inc., Class A	308,545
3,024	Ryman Hospitality Properties, Inc.	141,977

		629,942

INDUSTRIAL REITS — 1.9%
3,000	EastGroup Properties, Inc.	160,170

OFFICE REITS — 9.6%
2,000	Alexandria Real Estate Equities, Inc.	158,360
2,500	Boston Properties, Inc.	290,525
3,000	Douglas Emmett, Inc.	88,740
3,000	SL Green Realty Corp.	289,830

		827,455

REAL ESTATE OPERATING COMPANIES — 3.7%
9,205	Farmland Partners, Inc.	96,284
9,700	Gladstone Land Corp.	71,974
5,046	IRSA Inversiones y Representaciones SA ADR	56,414
2,950	IRSA Propiedades Comerciales SA ADR	97,350

		322,022

REGIONAL BANKS — 1.7%
18,000	Regions Financial Corp.	146,160

RESIDENTIAL REITS — 5.5%
1,347	AvalonBay Communities, Inc.	230,997
1,500	Boardwalk Real Estate Investment Trust	47,114
900	Essex Property Trust, Inc.	191,799

		469,910

RESTAURANTS — 1.7%
32,994	Luby’s, Inc. *	142,534

RETAIL REITS — 8.4%
4,985	Acadia Realty Trust	169,988
5,000	Brixmor Property Group, Inc.	133,100
4,000	National Retail Properties, Inc.	171,760
500	Simon Property Group, Inc.	93,140
3,000	Tanger Factory Outlet Centers, Inc.	95,970
4,000	Westfield Corp. ADR	57,000

		720,958

SPECIALIZED REITS — 16.4%
5,100	Extra Space Storage, Inc.	462,519
2,000	HCP, Inc.	71,880
7,717	Host Hotels & Resorts, Inc.	106,880
9,600	LaSalle Hotel Properties	212,736
5,000	Pebblebrook Hotel Trust	122,100
2,750	Ventas, Inc.	152,130
2,500	Welltower, Inc.	155,550
5,000	Weyerhaeuser Co.	128,050

		1,411,845

THRIFTS & MORTGAGE FINANCE — 4.0%
10,002	Georgetown BanCorp, Inc.	188,738
8,675	Harleysville Savings Financial Corp.	158,319

		347,057

WIRELESS TELECOMMUNICATION SERVICES — 5.1%
2,500	American Tower Corp., Class A	235,850
2,000	SBA Communications Corp., Class A *	198,560

		434,410

Total Common Stocks (Cost $6,770,651)		8,271,641

Exchange-Traded Funds — 1.7%
8,500	Guggenheim China Real Estate ETF	145,258

Total Exchange-Traded Funds (Cost $144,153)		145,258

Short-Term Investments — 2.3%
200,415	Federated Government Obligations Fund, 0.17% (1)	200,415

Total Short-Term Investments (Cost $200,415)		200,415

Total Investments (Cost $7,115,219) — 100.2%		8,617,314

Liabilities in Excess of Other Assets — (0.2)%		(14,068)

Net Assets — 100.0%		$8,603,246

*	Non-income producing security.
(1)	Rate disclosed is the seven day yield as of January 31, 2016.

ADR — American Depositary Receipt

See accompanying notes to schedules of investments.

PLC — Public Limited Company

REIT — Real Estate Investment Trust

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to schedules of investments.

At January 31, 2016, the gross unrealized appreciation (depreciation) on investments, foreign currency translations and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$4,662,562	$82,649	$1,811,400	$3,008,631	$2,313,925
Gross unrealized depreciation	(3,401,854)	(990,244)	(121,444)	(669,988)	(815,537)

Net unrealized appreciation (depreciation) on investments	$1,260,708	$(907,595)	$1,689,956	$2,338,643	$1,498,388

Tax cost of investments	$14,762,317	$2,650,038	$2,870,971	$11,621,294	$7,118,926

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (“PFICs”).

Commonwealth International Series Trust

Notes to Schedule of Investments (Unaudited)

January 31, 2016

The Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund (the “Africa Fund”), the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund” and collectively the “Funds”) are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Affiliated Investments

A company is considered an affiliate of a Fund under the 1940 Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the period ended January 31, 2016, appears below:

Security Held	Percentage of Ownership	Shares 10/31/15	Shares 1/31/2016	Value 10/31/15	Cost of Purchases	Cost of Sales	Change in Appreciation/ Depreciation	Value 1/31/2016	Dividend Income	Realized Gain (Loss)
Bethunes Investments Ltd.	9.74%	11,201,593	11,201,593	$106,187	$—	$—	$(15,504)	$90,683	$—	$—

A) Valuation of Securities – Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Generally, debt instruments with maturities of less than 60 days (short-term debt) are valued at amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In the Australia/New Zealand Fund and Japan Fund, the measure is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. In the Africa Fund, the measure is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

B) Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investment. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks, exchange traded funds and short term investments. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Short term investments may be valued using amortized cost which approximates fair value and are generally categorized as Level 2 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy. When market quotations are not readily available, when FCA Corp, the Funds’ investment advisor (the “Advisor”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Corporate and Sovereign Bonds. The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased options. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2016:

	Australia/New Zealand Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(1)	$—	$15,506,591	$—	(2)	$15,506,591
Corporate Bonds	—	516,434	—		516,434

Total	$—	$16,023,025	$—		$16,023,025

	Africa Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(1)	$228,326	$852,591	$—	(2)	$1,080,917
Exchange-Traded Funds	418,567	—	—		418,567
Sovereign Bonds	—	12,451	—		12,451
Short-Term Investments	230,508	—	—		230,508

Total	$877,401	$865,042	$—		$1,742,443

	Japan Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(1)	$—	$4,560,705	$—		$4,560,705
Short-Term Investments	222	—	—		222

Total	$222	$4,560,705	$—		$4,560,927

	Global Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(1)	$12,885,983	$—	$—		$12,885,983
Preferred Stocks(1)	629,500	—	—		629,500
Exchange-Traded Funds	398,000	—	—		398,000
Call Options	19,155	—	—		19,155
Short-Term Investments	27,299	—	—		27,299

Total	$13,959,937	$—	$—		$13,959,937

	Real Estate Securities Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(1)	$8,271,641	$—	$—		$8,271,641
Exchange-Traded Funds	145,258	—	—		145,258
Short-Term Investments	200,415	—	—		200,415

Total	$8,617,314	$—	$—		$8,617,314

(1)	All sub-categories within Common and Preferred Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry, please refer to the Schedules of Investments.
(2)	Due to the halt in trading of Pike River Coal Ltd. held in the Australia/New Zealand Fund and of African Bank Investments Ltd. held in the Africa Fund, management has determined the fair value of these holdings to be $0, resulting in a Level 3 security held as of January 31, 2016.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts.

	Other Financial Instruments at Value
Fund	Level 1	Level 2	Level 3	Total
Global Fund
Written Options	$(62,920)	$—	$—	$(62,920)

It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period. As described under A) Valuation of Securities, certain equity securities listed or traded on foreign exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. During the period ended January 31, 2016, there were several instances where these conditions were met, and as a result, foreign securities in the Australia/New Zealand Fund, Africa Fund and Japan Fund were fair valued.

The Global Fund and the Real Estate Securities Fund held securities that at October 31, 2015, due to the absence of trading activity were valued at the mean between the bid and ask price and categorized in Level 2. On January 31, 2016, these securities were valued based on an exchange traded closing price and were classified in Level 1. The following is a reconciliation of transfers between category levels from October 31, 2015 to January 31, 2016:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Transfers into Level 1	$—	$—	$—	$703,452	$559,618
Transfers out of Level 1	(516,434)	(852,591)	(183,930)	—	—

Net Transfers in (out) of Level 1	$(516,434)	$(852,591)	$(183,930)	$703,452	$559,618

Transfers into Level 2	$516,434	$852,591	$183,930	$—	$—
Transfers out of Level 2	—	—	—	(703,452)	(559,618)

Net Transfers in (out) of Level 2	$516,434	$852,591	$183,930	$(703,452)	$(559,618)

Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statements of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian.

At January 31, 2016, the Global Fund had the following outstanding written options:

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
AGCO Corp.	Call	5/20/2016	$48.00	50	$19,500	$(9,150)
BP PLC	Call	4/15/2016	36.00	50	1,850	6,750
Cal-Maine Foods, Inc.	Call	5/20/2016	55.00	58	11,600	3,596
Diageo PLC	Call	4/15/2016	115.00	20	2,000	6,740
Genesee & Wyoming, Inc.	Call	4/15/2016	75.00	30	1,350	7,710
LifePoint Health, Inc.	Call	5/20/2016	75.00	50	17,500	4,350
NetApp, Inc.	Call	6/17/2016	28.00	90	4,320	7,110
Vodafone Group PLC	Call	4/15/2016	33.00	60	4,800	2,820

Total				408	$62,920	$29,926

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Commonwealth International Series Trust

By	/s/ Robert Scharar
Robert Scharar, President

Date	3/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Scharar
Robert Scharar, President

Date	3/29/2016

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	3/29/2016